Property, plant and equipment, net - Schedule of Depreciation Charges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Depreciation	€ 321.6	€ 351.7	€ 325.3
Cost of Sales
Property, Plant and Equipment [Line Items]
Depreciation	188.6	205.9	196.1
R&D Costs
Property, Plant and Equipment [Line Items]
Depreciation	101.4	119.9	117.2
SG&A
Property, Plant and Equipment [Line Items]
Depreciation	€ 31.6	€ 25.9	€ 12.0